New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)	12 Months Ended
Dec. 31, 2018
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New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)
3.	NEW ACCOUNTING PRONOUNCEMENT UNDER INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRSs)

A.

The Company applied International Financial Reporting Standards, International Accounting Standards, and Interpretations issued, revised or amended which have been issued by the International Accounting Standards Board (IASB) and become effective for annual periods beginning on or after January 1, 2018. Apart from the impact of the standards and interpretations which is described below, all other standards and interpretations have no material impact on the Company’s financial position and performance.

(1)	IFRS 9 “Financial Instruments” (IFRS 9)

IFRS 9 replaced IAS 39 “Financial Instruments: Recognition and Measurement” (IAS 39) for annual periods beginning on or after January 1, 2018, which resulted in an impact on all three aspects of the accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

(2)	IFRS 15 “Revenue from Contracts with Customers” with its Amendment “Clarifications to IFRS 15 Revenue from Contracts with Customers” (IFRS 15)

The core principle of IFRS 15 is that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. IFRS 15 establishes a five-step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry.

(3)

The Company elected to adopt these standards using the modified retrospective method recognizing the cumulative effect of initially applying IFRS 9 and IFRS 15 at January 1, 2018, and not to restate the consolidated financial statements for the years ended December 31, 2016 and 2017. The Company’s consolidated financial statements for the years ended December 31, 2016 and 2017 were prepared in accordance with IAS 39, IAS 18 and related interpretations issued, revised or amended.

The impact on assets, liabilities and equity at the date of initial application of IFRS 9 and IFRS 15 are as below:

IFRS 9

a.	Financial assets measured at cost

The Company elected to designate certain of these financial assets as financial assets at fair value through other comprehensive income (FVOCI) and the others as financial assets at fair value through profit or loss (FVTPL) at the date of initial application. In accordance with the requirement of IFRS 9, these financial assets must be measured at fair value.

b.	Available-for-sale financial assets

In accordance with the requirement of IFRS 9, the Company elected to designate equity instruments that are not held for trading as financial assets at FVOCI and classified the remaining financial assets as financial assets at FVTPL.

c.	Impairment of financial assets

Under IFRS 9, impairment assessment is not required for equity instruments. Therefore, as the Company elected to classify certain equity investments as financial assets at FVOCI, the Company reclassified the related accumulated impairment loss from retained earnings to other component of equity at the date of initial application. The expected credit losses for accounts receivable or contract assets that result from transactions within the scope of IFRS 15 are evaluated by applying the simplified approach. The aforementioned impairment evaluation requirement differs from the current incurred loss model and had no material impact on the Company.

IFRS 15

Prior to adopting IFRS 15, the Company recognized revenue upon the delivery of the wafers to carriers approved by the customers, at which point in time, the title and risk of loss for the wafers were transferred to the customers. Consideration received from customers prior to the Company having transferred risks and rewards were accounted for as advance receipts as a component of other current liabilities. In accordance with the requirements of IFRS 15, the Company recognizes revenue as the Company satisfies its performance obligations to customers upon transfer of control of promised goods and services. For certain contracts that the Company recognizes revenue as it satisfies its performance obligations over time, contract assets are recognized if the Company does not have unconditional rights to the consideration. Consideration received from customers prior to the Company having satisfied its performance obligations are accounted for as contract liabilities and the associated costs incurred to fulfill the contracts are recognized on the consolidated balance sheet as contract fulfillment costs (classified under other current assets) or inventories. In accordance with the requirement of IFRS 15, allowance for sales returns and discounts are presented as refund liabilities (classified under other current liabilities), which was presented as a contra-account to accounts receivable prior to adopting IFRS 15.

Items	Carrying Amounts as of December 31, 2017	Adjustments Arising from Initial Application		Adjusted Carrying Amounts as of January 1, 2018	Descriptions
		IFRS 9	IFRS 15
Contract assets, current	$—	$—	$129,042	$129,042	a.
Accounts receivable, net	20,876,417	—	983,438	21,859,855	a. b.
Accounts receivable-related parties, net	91,065	—	2,733	93,798	b.
Inventories, net	18,257,500	—	(102,800)	18,154,700	a.
Other current assets	15,854,553	—	120,799	15,975,352	a.
Financial assets at fair value through profit or loss, noncurrent	191,005	12,449,226	—	12,640,231	c.
Financial assets at fair value through other comprehensive income, noncurrent	—	10,131,459	—	10,131,459	d.
Available-for-sale financial assets, noncurrent	20,636,332	(20,636,332)	—	—	c.d.
Financial assets measured at cost, noncurrent	2,218,472	(2,218,472)	—	—	c.d.
Investments accounted for under the equity method	7,847,979	112,171	—	7,960,150	e. f.
Deferred tax assets	6,116,129	888,781	(1,489)	7,003,421	a. c. d. f.

Total effect on assets		$726,833	$1,131,723

Contract liabilities, current	$—	$—	$3,951,414	$3,951,414	a.
Current tax liabilities	4,851,694	—	1,611	4,853,305	a.
Other current liabilities	6,984,482	—	(2,861,466)	4,123,016	a. b.
Deferred tax liabilities	2,327,223	(627,901)	(45)	1,699,277	a. c. f.

Total effect on liabilities		$(627,901)	$1,091,514

Retained earnings	$53,058,188	$17,026,484	$39,372	70,124,044	a. c. d. e. f.
Other components of equity	657,957	(15,671,750)	(760)	(15,014,553)	a. b. c. d. e. f.
Non-controlling interests	956,808	—	1,597	958,405	a.

Total effect on equity		$1,354,734	$40,209

a.

The changes in revenue recognition noted aboved resulted in an increase in current contract assets amounted to NT$129 million, a decrease in net accounts receivable amounted to NT$11 million, a decrease in net inventories amounted to NT$103 million, an increase in other current assets amounted to NT$121 million, a decrease in deferred tax assets amounted to NT$1 million, an increase in current contract liabilities amounted to NT$3,951 million, an increase in current tax liabilities amounted to NT$2 million, a decrease in other current liabilities amounted to NT$3,859 million, a decrease in deferred tax liabilities amounted to NT$37 thousand, an increase in retained earnings amounted to NT$39 million, a decrease in other components of equity amounted to NT$0.3 million and an increase in non-controlling interests amounted to NT$2 million.

b.

After adopting IFRS 15, allowance for sales returns and discounts are presented as refund liabilities (classified under other current liabilities), which was presented as a contra-account to accounts receivable prior to adopting IFRS 15. The aforementioned change in the presentation of the Company’s allowance for sales returns and discounts led to an increase in net accounts receivable amounted to NT$994 million, an increase in net accounts receivable-related parties amounted to NT$3 million, an increase in other current liabilities amounted to NT$997 million and a decrease in other components of equity amounted to NT$0.5 million.

c.

In accordance with IFRS 9, the Company reclassified certain noncurrent available-for-sale financial assets and certain noncurrent financial assets measured at cost as noncurrent financial assets at FVTPL, amounting to NT$10,738 million and NT$1,955 million, respectively. In addition, the Company remeasured the fair value of financial assets and resulted in a decrease of NT$244 million, an increase in deferred tax assets amounted to NT$37 million, an increase in deferred tax liabilities amounted to NT$23 million, a decrease in retained earnings amounted to NT$234 million and an increase in other component of equity amounted to NT$4 million. At the date of initial application, the Company reclassified other component of equity to retained earnings, resulting in a decrease in other component of equity and an increase in retained earnings amounting to NT$3,754 million. After adjustment, the carrying amounts of noncurrent financial assets at FVTPL resulted in an increase of NT$12,449 million as of January 1, 2018.

d.

In accordance with IFRS 9, the Company elected to designate its investments in equity instruments previously classified as available-for-sale amounted to NT$9,898 million and noncurrent financial assets measured at cost amounted to NT$263 million reclassified as noncurrent financial assets at FVOCI, because these investments are not held for trading. In addition, the Company remeasured the fair value of financial assets and resulted in a decrease of NT$30 million, an increase in deferred tax assets amounted to NT$5 million, and a decrease in other components of equity amounted to NT$25 million. At the date of initial application, the Company reclassified retained earnings to other component of equity, resulting in an increase in retained earnings and a decrease in other component of equity amounting to NT$12,899 million. After adjustment, the carrying amounts of noncurrent financial assets at FVOCI resulted in an increase of NT$10,131 million as of January 1, 2018.

e.

With the adoption of IFRS 9 by associates accounted for using the equity method, the corresponding adjustments made by the Company resulting in a decrease in investments accounted for using equity method amounted to NT$21 million, an increase in retained earnings amounted to NT$642 million and a decrease in other components of equity amounted to NT$663 million.

f.

The effect of additional income tax on unappropriated earnings due to the adoption of IFRS 15 and IFRS 9 resulted in an increase in investments accounted for using equity method amounted to NT$133 million, an increase in deferred tax assets amounted to NT$846 million, a decrease in deferred tax liabilities amounted to NT$651 million, a decrease in retained earnings amounted to NT$35 million and an increase in other components of equity amounted to NT$1,665 million.

The following table shows the amount affected in the current period by the application of IFRS 15 as compared to IAS 18:

	As of December 31, 2018
Items	Amounts in accordance with IFRS 15	Effect	Amounts in accordance with IAS 18
Contract assets, current	$92,210	$(92,210)	$—
Accounts receivable, net	23,735,989	(1,206,340)	22,529,649
Accounts receivable-related parties, net	138,912	(1,358)	137,554
Inventories, net	18,203,119	91,332	18,294,451
Other current assets	14,103,607	(163,344)	13,940,263
Deferred tax assets	6,795,796	(69)	6,795,727

Total effect on assets		$(1,371,989)

	As of December 31, 2018
Items	Amounts in accordance with IFRS 15	Effect	Amounts in accordance with IAS 18
Contract liabilities, current	$932,371	$(932,371)	$—
Other current liabilities	5,440,345	(445,994)	4,994,351
Deferred tax liabilities	1,979,509	5,294	1,984,803

Total effect on liabilities		$(1,373,071)

Additional paid-in capital	$41,302,035	$188	$41,302,223
Retained earnings	66,281,727	(2,490)	66,279,237
Other components of equity	(14,063,281)	4,014	(14,059,267)
Non-controlling interests	466,768	(630)	466,138

Total effect on equity		$1,082

	For the year ended December 31, 2018
Items	Amounts in accordance with IFRS 15	Effect	Amounts in accordance with IAS 18
Operating revenue	$151,252,571	$99,791	$151,352,362
Operating costs	(128,412,544)	45,628	(128,366,916)
Operating expenses	(22,277,194)	(99,113)	(22,376,307)
Income tax benefit (expense)	1,129,877	(8,457)	1,121,420

Total effect on income and expenses		$37,849

B.	The Company has not adopted the following new, revised or amended IFRSs that have been issued by the IASB but not yet effective:

No.	The projects of Standards or Interpretations	Effective for annual periods beginning on or after
IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture - Amendments to IFRS 10 and IAS 28	Subject to IASB’s announcement

IFRS 16	Leases	January 1, 2019

IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019

IFRS 17	Insurance Contracts	January 1, 2021

IAS 28	Long-term Interests in Associates and Joint Ventures - Amendments to IAS 28	January 1, 2019

IFRS 9	Prepayment Features with Negative Compensation - Amendments to IFRS 9	January 1, 2019

Improvements to International Financial Reporting Standards(2015 - 2017 cycle)

IFRS 3	Business Combinations - Amendments to IFRS 3	January 1, 2019

IFRS 11	Joint Arrangements - Amendments to IFRS 11	January 1, 2019

IAS 12	Income Taxes - Amendments to IAS 12	January 1, 2019

IAS 23	Borrowing Costs - Amendments to IAS 23	January 1, 2019

IAS 19	Plan Amendment, Curtailment or Settlement - Amendments to IAS 19	January 1, 2019

IFRS 3	Definition of a Business - Amendments to IFRS 3	January 1, 2020

IAS 1 and IAS 8	Definition of Material - Amendments to IAS 1 and IAS 8	January 1, 2020

C.	The potential effects of adopting the standards or interpretations issued by IASB on the Company’s financial statements in future periods are summarized as below:

(1)

IFRS 10 “Consolidated Financial Statements” (IFRS 10) and IAS 28 “Investments in Associates and Joint Ventures” (IAS 28) - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendment)

The amendments address the inconsistency between the requirements in IFRS 10 and IAS 28, in dealing with the loss of control of a subsidiary that is contributed to an associate or a joint venture. IAS 28 restricts gains and losses arising from contributions of non-monetary assets to an associate or a joint venture to the extent of the interest attributable to the other equity holders in the associate or joint venture. IFRS 10 requires full profit or loss recognition on the loss of control of a subsidiary. IAS 28 was amended so that the gain or loss resulting from the sale or contribution of assets that constitute a business as defined in IFRS 3 “Business Combinations” (IFRS 3) between an investor and its associate or joint venture is recognized in full. IFRS 10 was also amended so that the gain or loss resulting from the sale or contribution of a subsidiary that does not constitute a business as defined in IFRS 3 between an investor and its associate or joint venture is recognized only to the extent of the unrelated investors’ interests in the associate or joint venture. The effective date of this amendment has been deferred indefinitely, but early adoption is allowed.

(2)	IFRS 16 “Leases” (IFRS 16)

The new standard requires lessees to account for all leases under one single accounting model (except for short-term or low-value asset lease exemptions), which is for lessees to recognize right-of-use assets and lease liabilities on the consolidated balance sheet and the depreciation expense and interest expense associated with those leases in the consolidated statements of comprehensive income. Lessors’ classification remains unchanged as operating or finance leases, but additional disclosure information is required. The standard is effective for annual periods beginning on or after January 1, 2019.

(3)	IFRIC 23 “Uncertainty Over Income Tax Treatments”

The Interpretation clarifies application of recognition and measurement requirements in IAS 12 “Income Taxes” when there is uncertainty over income tax treatments. The Interpretation is effective for annual periods beginning on or after January 1, 2019.

(4)	IAS 28 “Investments in Associates and Joint Ventures” - Long-term Interests in Associates and Joint Ventures (Amendment)

The amendment clarifies that an entity applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture before it applies IAS 28, and in applying IFRS 9, does not take account of any adjustments that arise from applying IAS 28. The amendment is effective for annual reporting periods beginning on or after January 1, 2019.

(5)	IFRS 9 “Financial Instruments” - Prepayment Features with Negative Compensation (Amendment)

The amendment allows financial assets with prepayment features that permit or require a party to a contract either to pay or receive reasonable compensation for the early termination of the contract, to be measured at amortised cost or at fair value through other comprehensive income. The amendment is effective for annual reporting periods beginning on or after January 1, 2019.

(6)	IAS 12 “Income Taxes” (Amendment)

The amendments clarify that an entity shall recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events. The amendments are effective for annual periods beginning on or after January 1, 2019.

(7)	IAS 19 “Employee Benefits” - Plan Amendment, Curtailment or Settlement (Amendment)

The amendments clarify that when a change in a defined benefit plan is made (such as amendment, curtailment or settlement, etc.), the entity should use the updated assumptions to remeasure its net defined benefit liability or asset. The amendments are effective for annual periods beginning on or after January 1, 2019.

(8)	IFRS 3 “Business Combinations” - Definition of a Business (Amendment)

The amendments clarify the definition of a business in IFRS 3. The amendments are intended to assist entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition.

IFRS 3 continues to adopt a market participant’s perspective to determine whether an acquired set of activities and assets is a business. The amendments clarify the minimum requirements for a business, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, etc. The amendments are effective for annual periods beginning on or after January 1, 2020.

(9)	IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” - Definition of Material (Amendment)

The main amendment is to clarify a new definition of material. It states that “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information. An entity will need to assess whether the information, either individually or in combination with other information, is material in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. The amendments are effective for annual periods beginning on or after January 1, 2020.

The Company is currently evaluating the potential impact of the aforementioned standards and interpretations listed (8) ~ (9) to the Company’s financial position and performance, and the related impact will be disclosed when the evaluation is completed. The rest of the standards and interpretations listed are not expected to have material impact on the Company’s financial position and performance, except for the following:

IFRS 16

The Company elects not to reassess whether a contract is, or contains, a lease at the date of initial application (January 1, 2019) in accordance with the transition provision in IFRS 16. The Company is permitted to apply IFRS 16 to contracts that were previously identified as leases applying IAS 17 “Leases” and IFRIC 4 “Determining whether an Arrangement contains a Lease”. The Company elects not to restate comparative information and applies the standard retrospectively only to contracts that are not completed at the date of initial application in accordance with the transition provision in IFRS 16. Instead, the Company will recognize the cumulative effect of initially applying IFRS 16 on January 1, 2019.

a.

For leases that were classified as operating leases applying IAS 17, the Company expects to measure and recognize those leases as lease liability at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate on January 1, 2019. On a lease-by-lease basis, the right-of-use asset is measured and recognized at an amount equal to the lease liability (adjusted by the amount of any prepaid lease payments). The Company assesses the cumulative effect at the date of initial application is primarily consisted of a decrease in other current assets amounting to NT$15 million; an increase in right-of-use assets amounting to NT$8,578 million; a decrease in other noncurrent assets amounting to NT$2,621 million; a decrease in other payables amounting to NT$40 million; an increase in lease liabilities amounting to NT$6,006 million; a decrease in additional paid-in capital-other amounting to NT$10 million; and a decrease in other components of equity amounting to NT$14 million.

b.	The additional disclosures of lessee and lessor required by IFRS 16 will be disclosed in the relevant notes.